Investment in Equity Securities, Equity Securities without Readily Determinable Fair Values (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Investment in Equity Securities without Readily Determinable Fair Values [Abstract]
Beginning balance	$ 0
Equity securities acquired	4,647,853
Ending balance	4,647,853
Dividend income on equity securities	$ 0